As filed with the Securities and Exchange Commission on June 1, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21342

NEUBERGER BERMAN HIGH YIELD STRATEGIES FUND
(Exact Name of the Registrant as Specified in Charter)
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer
Neuberger Berman High Yield Strategies Fund
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.       Schedule of Investments.

MARCH 31, 2010 Schedule of Investments Neuberger Berman High Yield Strategies Fund (UNAUDITED)

PRINCIPAL AMOUNT($)		VALUE($)†

Bank Loan Obligations µ (0.8%)
Electric - Generation (0.8%)
1,364,176	Texas Competitive Electric Holdings Co. LLC, Term Loan DD, 3.75%, due 10/10/14 (Cost $936,417)	1,094,751
Corporate Debt Securities (135.8%)
Airlines (3.6%)
451,866	American Airlines, Inc., Pass-Through Certificates, Ser. 2009-1, Class A, 10.38%, due 7/2/19	523,034
930,000	Delta Air Lines, Inc., Senior Secured Notes, 9.50%, due 9/15/14	977,663	ñ
1,680,000	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 9.75%, due 1/15/17	1,768,200
1,996,980	United Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.64%, due 7/2/22	1,847,206
		5,116,103
Auto Loans (3.3%)
1,740,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.70%, due 10/1/14	1,886,699
2,625,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.13%, due 1/15/20	2,753,549
		4,640,248
Automakers (1.8%)
735,000	Ford Holdings, Inc., Guaranteed Notes, 9.30%, due 3/1/30	738,675
545,000	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	565,438
1,190,000	Navistar Int'l Corp., Guaranteed Notes, 8.25%, due 11/1/21	1,213,800
		2,517,913
Banking (10.4%)
3,263,986	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/16	3,011,027
4,169,580	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/17	3,846,438
640,000	GMAC LLC, Guaranteed Notes, Ser. 8, 6.75%, due 12/1/14	636,800
610,000	GMAC LLC, Senior Unsecured Notes, 0.00%, due 6/15/15	391,925
2,935,000	GMAC LLC, Subordinated Notes, 8.00%, due 12/31/18	2,890,975
3,265,000	GMAC LLC, Guaranteed Notes, 8.00%, due 11/1/31	3,118,075
685,000	Lloyds Banking Group PLC, Junior Subordinated Notes, 6.27%, due 11/14/16	405,862	ñµ
490,000	Lloyds Banking Group PLC, Junior Subordinated Notes, Ser. A, 6.41%, due 10/1/35	290,325	ñµ
350,000	Lloyds Banking Group PLC, Junior Subordinated Notes, 6.66%, due 5/21/37	207,375	ñµ
		14,798,802
Beverage (0.3%)
390,000	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 9/1/16	400,725
Building Materials (3.6%)
1,625,000	Goodman Global Group, Inc., Senior Discount Notes, 0.00%, due 12/15/14	950,625	ñ
555,000	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	553,428
1,525,000	Ply Gem Industries, Inc., Senior Secured Notes, 11.75%, due 6/15/13	1,608,875
830,000	Ply Gem Industries, Inc., Senior Subordinated Notes, 13.13%, due 7/15/14	861,125	ñ
1,050,000	USG Corp., Guaranteed Notes, 9.75%, due 8/1/14	1,113,000	ñ
		5,087,053
Chemicals (3.4%)
620,000	Huntsman Int'l LLC, Guaranteed Notes, 7.88%, due 11/15/14	626,200
1,420,000	LBI Escrow Corp., Senior Secured Notes, 8.00%, due 11/1/17	1,473,250	ñØ
1,150,000	MacDermid, Inc., Senior Subordinated Notes, 9.50%, due 4/15/17	1,181,625	ñ
1,404,000	Momentive Performance Materials, Inc., Guaranteed Notes, 12.50%, due 6/15/14	1,586,520	ñÈ
		4,867,595

Consumer/Commercial/Lease Financing (5.4%)
985,000	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. H, 5.38%, due 10/1/12	926,633
3,415,000	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. I, 5.85%, due 6/1/13	3,197,523
285,000	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. I, 5.40%, due 12/1/15	245,704
1,200,000	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. J, 6.90%, due 12/15/17	1,051,091
605,000	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. Q, 5.25%, due 1/10/13	576,802
945,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 5.88%, due 5/1/13	907,517
810,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 9/15/15	828,028	ñ
		7,733,298
Department Stores (0.8%)
365,000	Macy's Retail Holdings, Inc., Guaranteed Unsecured Notes, 7.00%, due 2/15/28	337,625
770,000	Macy's Retail Holdings, Inc., Guaranteed Senior Notes, 6.90%, due 4/1/29	731,500
		1,069,125
Electric - Generation (9.1%)
1,035,000	Calpine Construction Finance Co. L.P., Senior Secured Notes, 8.00%, due 6/1/16	1,058,288	ñ
2,600,000	Dynegy Holdings, Inc., Senior Unsecured Notes, 7.75%, due 6/1/19	1,963,000
790,000	Dynegy-Roseton Danskammer, Pass-Through Certificates, Ser. B, 7.67%, due 11/8/16	767,785
2,945,000	Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27	1,884,800
2,855,000	Energy Future Holdings Corp., Guaranteed Notes, 10.88%, due 11/1/17	2,119,837
1,194,290	Energy Future Holdings Corp., Guaranteed Notes, 11.25%, due 11/1/17	812,117
335,800	Homer City Funding LLC, Senior Secured Notes, 8.14%, due 10/1/19	329,084
2,360,000	NRG Energy, Inc., Guaranteed Notes, 7.38%, due 2/1/16	2,342,300
1,680,000	NRG Energy, Inc., Guaranteed Notes, 7.38%, due 1/15/17	1,663,200
		12,940,411
Electric - Integrated (0.6%)
835,000	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	866,313	ñ
Electronics (1.7%)
675,000	Advanced Micro Devices, Inc., Senior Unsecured Notes, 8.13%, due 12/15/17	695,250	ñ
880,000	Flextronics Int'l Ltd., Senior Subordinated Notes, 6.25%, due 11/15/14	891,000
830,000	Freescale Semiconductor, Inc., Senior Secured Notes, 10.13%, due 3/15/18	893,288	ñÈ
		2,479,538
Energy - Exploration & Production (4.9%)
395,000	Atlas Energy Operating Co. LLC, Guaranteed Notes, 10.75%, due 2/1/18	434,500
740,000	Chesapeake Energy Corp., Guaranteed Notes, 9.50%, due 2/15/15	804,750
1,880,000	Chesapeake Energy Corp., Guaranteed Notes, 6.88%, due 1/15/16	1,856,500
705,000	Chesapeake Energy Corp., Guaranteed Notes, 7.25%, due 12/15/18	705,000
950,000	Cimarex Energy Co., Guaranteed Notes, 7.13%, due 5/1/17	969,000
735,000	Denbury Resources, Inc., Guaranteed Notes, 8.25%, due 2/15/20	779,100
520,000	Forest Oil Corp., Guaranteed Notes, 8.50%, due 2/15/14	548,600
880,000	Linn Energy LLC, Senior Unsecured Notes, 8.63%, due 4/15/20	881,100	ñØ
		6,978,550
Food & Drug Retailers (2.1%)
450,000	Ingles Markets, Inc., Senior Unsecured Notes, 8.88%, due 5/15/17	470,250
745,000	Rite Aid Corp., Senior Secured Notes, 9.75%, due 6/12/16	800,875
1,050,000	Rite Aid Corp., Senior Secured Notes, 10.38%, due 7/15/16	1,110,375
525,000	Rite Aid Corp., Senior Secured Notes, 10.25%, due 10/15/19	560,437
		2,941,937
Forestry/Paper (1.3%)
560,000	Georgia-Pacific LLC, Guaranteed Notes, 7.00%, due 1/15/15	579,600	ñ

1,100,000	PE Paper Escrow GmbH, Senior Secured Notes, 12.00%, due 8/1/14	1,243,000	ñ
		1,822,600
Gaming (7.2%)
1,470,000	FireKeepers Development Authority, Senior Secured Notes, 13.88%, due 5/1/15	1,701,525	ñ
955,000	Harrah's Operating Co., Inc., Guaranteed Notes, 5.63%, due 6/1/15	627,912
2,250,000	Harrah's Operating Co., Inc., Guaranteed Notes, 10.75%, due 2/1/16	1,873,125
425,000	MGM Mirage, Inc., Guaranteed Notes, 6.75%, due 4/1/13	384,625
1,060,000	MGM Mirage, Inc., Senior Secured Notes, 11.13%, due 11/15/17	1,192,500	ñ
650,000	MGM Mirage, Inc., Senior Secured Notes, 9.00%, due 3/15/20	669,500	ñ
830,000	Peninsula Gaming LLC, Senior Secured Notes, 8.38%, due 8/15/15	827,925	ñ
705,000	Peninsula Gaming LLC, Senior Unsecured Notes, 10.75%, due 8/15/17	673,275	ñ
1,541,000	Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14	1,618,050	ñ
665,000	San Pasqual Casino Development Group, Inc., Notes, 8.00%, due 9/15/13	631,750	ñ
		10,200,187
Gas Distribution (9.7%)
580,000	AmeriGas Partners L.P., Senior Unsecured Notes, 7.13%, due 5/20/16	585,800
515,000	Crosstex Energy L.P., Guaranteed Notes, 8.88%, due 2/15/18	531,094	ñ
3,195,000	El Paso Energy Corp., Medium-Term Notes, 7.80%, due 8/1/31	3,140,132
1,302,000	Ferrellgas L.P., Senior Unsecured Notes, 6.75%, due 5/1/14	1,288,980
690,000	Ferrellgas Partners L.P., Senior Unsecured Notes, 8.75%, due 6/15/12	698,625
540,000	Ferrellgas Partners L.P., Senior Unsecured Notes, 6.75%, due 5/1/14	534,600
1,155,000	Ferrellgas Partners L.P., Senior Notes, 9.13%, due 10/1/17	1,209,862	ñ
130,000	Inergy L.P., Guaranteed Notes, 8.25%, due 3/1/16	133,900
985,000	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 6.88%, due 11/1/14	965,300
1,540,000	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	1,580,425
115,000	Regency Energy Partners L.P., Guaranteed Notes, 8.38%, due 12/15/13	119,313
3,340,000	Sabine Pass LNG L.P., Senior Secured Notes, 7.50%, due 11/30/16	2,947,550
		13,735,581
Health Facilities (6.5%)
450,000	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	411,750
520,000	Columbia/HCA Corp., Senior Unsecured Notes, 7.69%, due 6/15/25	481,000
175,000	Columbia/HCA Corp., Senior Unsecured Notes, 7.05%, due 12/1/27	149,625
675,000	HCA, Inc., Secured Notes, 9.13%, due 11/15/14	712,969
3,095,000	HCA, Inc., Secured Notes, 9.25%, due 11/15/16	3,290,372
655,000	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	704,534	ñ
875,000	Health Management Associates, Inc., Senior Secured Notes, 6.13%, due 4/15/16	833,438
335,000	LVB Acquisition, Inc., Guaranteed Notes, 11.63%, due 10/15/17	375,200
3,114,562	NMH Holdings, Inc., Senior Unsecured Floating Rate Notes, 7.38%, due 6/15/10	2,328,135	ñµ
		9,287,023
Health Services (1.2%)
1,840,000	Service Corp. Int'l, Senior Unsecured Notes, 7.50%, due 4/1/27	1,683,600
Hotels (1.3%)
370,000	Host Hotels & Resorts L.P., Guaranteed Notes, Ser. O, 6.38%, due 3/15/15	367,225
1,465,000	Host Hotels & Resorts L.P., Guaranteed Notes, Ser. Q, 6.75%, due 6/1/16	1,468,663
		1,835,888
Investments & Misc. Financial Services (1.0%)
1,540,000	Icahn Enterprises L.P., Guaranteed Notes, 7.75%, due 1/15/16	1,482,250	ñØØ
Machinery (0.5%)
640,000	The Manitowoc Co., Inc., Guaranteed Notes, 9.50%, due 2/15/18	667,200
Media - Broadcast (6.6%)
575,000	Allbritton Communications Co., Senior Subordinated Notes, 7.75%, due 12/15/12	576,438

615,000	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.75%, due 1/15/13	475,088
970,000	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.50%, due 9/15/14	615,950
1,110,000	Clear Channel Communications, Inc., Guaranteed Notes, 10.75%, due 8/1/16	868,575
1,550,000	LIN Television Corp., Guaranteed Notes, Ser. B, 6.50%, due 5/15/13	1,511,250
715,000	Sinclair Television Group, Inc., Senior Secured Notes, 9.25%, due 11/1/17	752,537	ñ
495,000	Sirius XM Radio, Inc., Senior Unsecured Notes, 9.63%, due 8/1/13	519,131	È
1,180,000	Sirius XM Radio, Inc., Guaranteed Notes, 8.75%, due 4/1/15	1,175,575	ñÈ
1,363,868	Umbrella Acquisition, Inc., Guaranteed Notes, 9.75%, due 3/15/15	1,176,336	ñ
450,000	Univision Communications, Inc., Senior Secured Notes, 12.00%, due 7/1/14	492,750	ñ
685,000	XM Satellite Radio, Inc., Senior Secured Notes, 11.25%, due 6/15/13	741,513	ñ
485,000	XM Satellite Radio, Inc., Guaranteed Notes, 13.00%, due 8/1/13	546,231	ñ
		9,451,374
Media - Cable (6.0%)
1,370,000	Cequel Communications Holdings I LLC, Senior Unsecured Notes, 8.63%, due 11/15/17	1,407,675	ñ
1,025,000	Charter Communications Operating LLC, Secured Notes, 8.38%, due 4/30/14	1,053,187	ñ
535,000	CSC Holdings, Inc., Senior Unsecured Notes, 8.50%, due 6/15/15	567,100	ñ
455,000	EchoStar DBS Corp., Guaranteed Notes, 6.63%, due 10/1/14	458,413
555,000	Mediacom Broadband LLC, Senior Unsecured Notes, 8.50%, due 10/15/15	567,488
1,035,000	UPC Holding BV, Senior Secured Notes, 9.88%, due 4/15/18	1,086,750	ñ
1,005,000	Videotron Ltee, Guaranteed Senior Unsecured Notes, 6.88%, due 1/15/14	1,020,075
780,000	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	866,775
655,000	Virgin Media Finance PLC, Guaranteed Notes, 9.13%, due 8/15/16	695,937
790,000	Virgin Media Finance PLC, Guaranteed Notes, Ser. 1, 9.50%, due 8/15/16	863,075
		8,586,475
Media - Services (3.8%)
515,000	Nielsen Finance LLC, Guaranteed Notes, 11.50%, due 5/1/16	581,950
1,875,000	Nielsen Finance LLC, Guaranteed Notes, Step Up, 0.00%/12.50%, due 8/1/16	1,781,250	^^
1,070,000	The Interpublic Group of Cos., Inc., Senior Unsecured Notes, 10.00%, due 7/15/17	1,210,437
750,000	WMG Acquisition Corp., Guaranteed Notes, 7.38%, due 4/15/14	720,000
1,000,000	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	1,068,750	ñ
		5,362,387
Metals/Mining Excluding Steel (1.8%)
460,000	Arch Coal, Inc., Guaranteed Notes, 8.75%, due 8/1/16	486,450	ñ
765,000	Arch Western Finance LLC, Guaranteed Notes, 6.75%, due 7/1/13	767,869
610,000	Massey Energy Co., Guaranteed Notes, 6.88%, due 12/15/13	618,387
700,000	Peabody Energy Corp., Guaranteed Notes, 7.38%, due 11/1/16	740,250
		2,612,956
Multi - Line Insurance (0.3%)
450,000	American Int'l Group, Inc., Junior Subordinated Debentures, 8.18%, due 5/15/38	380,250	µ
Packaging (1.9%)
930,000	Ball Corp., Guaranteed Notes, 7.13%, due 9/1/16	988,125
415,000	Ball Corp., Guaranteed Notes, 6.63%, due 3/15/18	425,375
880,000	Crown Americas LLC, Guaranteed Notes, 7.75%, due 11/15/15	915,200
400,000	Crown Americas LLC, Guaranteed Notes, 7.63%, due 5/15/17	417,000	ñ
		2,745,700
Printing & Publishing (1.8%)
1,120,000	Cengage Learning Acquisitions, Inc., Senior Notes, 10.50%, due 1/15/15	1,075,200	ñ
405,000	Gannett Co., Inc., Guaranteed Notes, 8.75%, due 11/15/14	431,831	ñ
1,040,000	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	1,111,500	ñ
		2,618,531

Real Estate Dev. & Mgt. (0.5%)
760,000	Realogy Corp., Guaranteed Notes, 10.50%, due 4/15/14	655,500
REITs (2.0%)
1,580,000	Ventas Realty L.P., Guaranteed Notes, 6.50%, due 6/1/16	1,614,578
770,000	Ventas Realty L.P., Guaranteed Notes, Ser. 1, 6.50%, due 6/1/16	786,851
490,000	Ventas Realty L.P., Guaranteed Notes, 6.75%, due 4/1/17	503,082
		2,904,511
Restaurants (0.2%)
335,000	OSI Restaurant Partners, Inc., Guaranteed Notes, 10.00%, due 6/15/15	329,138
Software/Services (4.3%)
400,000	Ceridian Corp., Senior Unsecured Notes, 11.25%, due 11/15/15	383,000
1,425,200	Ceridian Corp., Guaranteed Notes, 12.25%, due 11/15/15	1,368,192
2,186,128	First Data Corp., Guaranteed Notes, 10.55%, due 9/24/15	1,847,278	È
565,000	SunGard Data Systems, Inc., Guaranteed Notes, 10.63%, due 5/15/15	615,850
1,815,000	SunGard Data Systems, Inc., Guaranteed Notes, 10.25%, due 8/15/15	1,908,019
		6,122,339
Specialty Retail (1.1%)
1,355,000	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	1,510,825	ñ
Steel Producers/Products (2.3%)
1,995,000	Tube City IMS Corp., Guaranteed Notes, 9.75%, due 2/1/15	1,962,581
1,565,000	United States Steel Corp., Senior Unsecured Notes, 6.65%, due 6/1/37	1,345,900
		3,308,481
Support - Services (5.0%)
1,000,000	Cardtronics, Inc., Guaranteed Notes, Ser. B, 9.25%, due 8/15/13	1,032,500
985,000	Cardtronics, Inc., Guaranteed Notes, 9.25%, due 8/15/13	1,017,012
550,000	Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due 2/1/15	533,500	ñ
850,000	RSC Equipment Rental, Inc., Guaranteed Notes, 9.50%, due 12/1/14	841,500
765,000	RSC Equipment Rental, Inc., Senior Notes, 10.25%, due 11/15/19	766,913	ñÈ
1,440,000	United Rentals N.A., Inc., Guaranteed Notes, 7.75%, due 11/15/13	1,382,400	È
1,390,000	United Rentals N.A., Inc., Guaranteed Notes, 10.88%, due 6/15/16	1,511,625
		7,085,450
Telecom - Integrated/Services (12.2%)
2,830,000	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	2,759,250
565,000	Dycom Investments, Inc., Guaranteed Notes, 8.13%, due 10/15/15	525,450
1,185,000	GCI, Inc., Senior Unsecured Notes, 8.63%, due 11/15/19	1,207,219	ñ
1,783,750	Intelsat Bermuda Ltd., Guaranteed Notes, 11.50%, due 2/4/17	1,828,344
605,000	Intelsat Jackson Holdings Ltd., Guaranteed Notes, 8.50%, due 11/1/19	635,250	ñ
575,000	Intelsat SA, Senior Unsecured Notes, 6.50%, due 11/1/13	562,062
940,000	Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes, Ser. B, 8.88%, due 1/15/15	965,850	ñ
30,000	Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes, 8.88%, due 1/15/15	30,975
880,000	Level 3 Financing, Inc., Guaranteed Notes, 8.75%, due 2/15/17	805,200
825,000	Level 3 Financing, Inc., Guaranteed Notes, 10.00%, due 2/1/18	787,875	ñ
420,000	New Communications Holdings, Inc., Senior Notes, 7.88%, due 4/15/15	431,550	ñØ
975,000	New Communications Holdings, Inc., Senior Notes, 8.25%, due 4/15/17	992,062	ñØ
975,000	PAETEC Holding Corp., Guaranteed Notes, 8.88%, due 6/30/17	1,001,813
3,250,000	Qwest Corp., Senior Unsecured Notes, 8.38%, due 5/1/16	3,656,250
220,000	Valor Telecommunications Enterprises Finance Corp., Guaranteed Notes, 7.75%, due 2/15/15	224,950
480,000	Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13	502,800
475,000	Windstream Corp., Guaranteed Notes, 8.63%, due 8/1/16	485,688
		17,402,588
Telecom - Wireless (6.3%)
1,545,000	Clearwire Communications LLC, Senior Secured Notes, 12.00%, due 12/1/15	1,575,900	ñ
965,000	Cricket Communications, Inc., Senior Secured Notes, 7.75%, due 5/15/16	1,001,188
1,985,000	MetroPCS Wireless, Inc., Guaranteed Notes, 9.25%, due 11/1/14	2,029,662	È

375,000	Nextel Communications, Inc., Guaranteed Notes, Ser. E, 6.88%, due 10/31/13	365,625
4,995,000	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	4,020,975
		8,993,350
	Total Corporate Debt Securities (Cost $179,411,646)	193,221,795

NUMBER OF SHARES

Short-Term Investments (7.3%)
8,325,704	Neuberger Berman Securities Lending Quality Fund, LLC	8,492,218	‡
1,838,307	State Street Institutional Liquid Reserves Fund Institutional Class	1,838,307	ØØ
	Total Short-Term Investments (Cost $10,330,525)	10,330,525

	Total Investments (143.9%) (Cost $190,678,588)	204,647,071	##
	Liabilities, less cash, receivables and other assets [(35.2%)]	(50,117,780)
	Liquidation Value of Perpetual Preferred Shares [(8.6%)]	(12,300,000)

	Total Net Assets (100.0%)	$142,229,291

See Notes to Schedule of Investments

March 31, 2010 (UNAUDITED)

Notes to Schedule of Investments

†
The value of investments in debt securities and interest rate swaps by Neuberger Berman High Yield Strategies Fund (the “Fund”) is determined by Neuberger Berman Management LLC (“Management”) primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Management has developed a process to periodically review information provided by independent pricing services. If a valuation is not available from an independent pricing service, the Fund seeks to obtain quotations from principal market makers. If such quotations are not readily available, securities are valued using methods the Board of Trustees of the Fund (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades. Short term debt securities with less than 60 days until maturity may be valued at cost, which, when combined with interest earned, is expected to approximate market value.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Fund are carried at “fair value” as defined by ASC 820. Fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in determining the value of the Fund’s investments, some of which are discussed above. Significant management judgement may be necessary to estimate fair value in accordance with ASC 820.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in such investments.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2010:
Asset Valuation Inputs	Level 1	Level 2	Level 3 §	Total

Bank Loan Obligations
Electric - Generation	$—	$1,094,751	$—	$1,094,751
Total Bank Loan Obligations	—	1,094,751	—	1,094,751
Corporate Debt Securities
Airlines	—	2,745,863	2,370,240	5,116,103
Auto Loans	—	4,640,248	—	4,640,248
Automakers	—	2,517,913	—	2,517,913
Banking	—	14,798,802	—	14,798,802
Beverage	—	400,725	—	400,725
Building Materials	—	5,087,053	—	5,087,053
Chemicals	—	4,867,595	—	4,867,595
Consumer/Commercial/Lease Financing	—	7,733,298	—	7,733,298
Department Stores	—	1,069,125	—	1,069,125
Electric - Generation	—	12,940,411	—	12,940,411
Electric - Integrated	—	866,313	—	866,313

Electronics	—	2,479,538	—	2,479,538
Energy - Exploration & Production	—	6,978,550	—	6,978,550
Food & Drug Retailers	—	2,941,937	—	2,941,937
Forestry/Paper	—	1,822,600	—	1,822,600
Gaming	—	10,200,187	—	10,200,187
Gas Distribution	—	13,735,581	—	13,735,581
Health Facilities	—	9,287,023	—	9,287,023
Health Services	—	1,683,600	—	1,683,600
Hotels	—	1,835,888	—	1,835,888
Investments & Misc. Financial Services	—	1,482,250	—	1,482,250
Machinery	—	667,200	—	667,200
Media - Broadcast	—	9,451,374	—	9,451,374
Media - Cable	—	8,586,475	—	8,586,475
Media - Services	—	5,362,387	—	5,362,387
Metals/Mining Excluding Steel	—	2,612,956	—	2,612,956
Multi - Line Insurance	—	380,250	—	380,250
Packaging	—	2,745,700	—	2,745,700
Printing & Publishing	—	2,618,531	—	2,618,531
Real Estate Dev. & Mgt.	—	655,500	—	655,500
REITs	—	2,904,511	—	2,904,511
Restaurants	—	329,138	—	329,138
Software/Services	—	6,122,339	—	6,122,339
Specialty Retail	—	1,510,825	—	1,510,825
Steel Producers/Products	—	3,308,481	—	3,308,481
Support - Services	—	7,085,450	—	7,085,450
Telecom - Integrated/Services	—	17,402,588	—	17,402,588
Telecom - Wireless	—	8,993,350	—	8,993,350
Total Corporate Debt Securities	—	190,851,555	2,370,240	193,221,795
Short-Term Investments	—	10,330,525	—	10,330,525
Total Investments	$—	$202,276,831	$2,370,240	$204,647,071

§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 1/1/10	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Net transfers in to Level 3	Net transfers out of Level 3	Balance as of 3/31/10	Net change in unrealized appreciation/ (depreciation) from investments still held as of 3/31/10
Investments in Securities:
Corporate Debt Securities
Airlines	$2,424,995	$7,266	$128,263	$(190,284)	$-	$-	2,370,240	$119,052

Liability Valuation Inputs

The following is a summary, by category of Level, of inputs used to value the Fund’s derivatives as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Interest rate swap contracts	$-	$(958,091)	$-	$(958,091)

##
At March 31, 2010, the cost of investments for U.S. federal income tax purposes was $191,163,861. Gross unrealized appreciation of investments was $15,233,286 and gross unrealized depreciation of investments was $1,750,076, resulting in net unrealized appreciation of $13,483,210, based on cost for U.S. federal income tax purposes.

ñ
Restricted security subject to restrictions on resale under federal securities laws.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid.  At March 31, 2010, these securities amounted to $52,659,966 or 37.0 % of net assets applicable to common shareholders.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of March 31, 2010.

È	All or a portion of this security is on loan.

‡	Managed by an affiliate of Management and could be deemed an affiliate of the Fund.

Ø	All or a portion of this security was purchased on a when-issued basis. At March 31, 2010, these securities amounted to $3,777,962.

ØØ	All or a portion of this security is segregated in connection with obligations for interest rate swap contracts and when-issued purchase commitments.

^^	Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2.       Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.        Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman High Yield Strategies Fund

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: June 1, 2010

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: June 1, 2010